Accounts Receivable, Net (Tables)	12 Months Ended
Apr. 30, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consist of the following:
	April 30, 2023	April 30, 2024
	JPY	JPY	USD
Accounts receivable	6,351,818	38,979,600	247,427
Less: Allowance for expected credit loss	—	—	—
Add: Consumption tax receivable	24,583,098	1,732,329	10,996
Accounts receivable, net	30,934,916	40,711,929	258,423